FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2018
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 6 - FINANCIAL INSTRUMENTS:

a.	Fair value hierarchy

The following table presents Company assets and liabilities measured at fair value:

	Level 1	Level 3	Total
	U.S. dollars in thousands
June 30, 2018:
Assets -
Financial assets at fair value through profit or loss	14,113	—	14,113
Liabilities -
Derivative financial instruments	—	2,065	2,065
December 31, 2017:
Assets -
Financial assets at fair value through profit or loss	16,587	—	16,587
Liabilities -
Derivative financial instruments	—	448	448

During the six and three months ended June 30, 2018, there were no transfers of financial assets and liabilities between Levels 1, 2 or 3 fair value measurements.  There have been no changes in the methodologies used at June 30, 2018, since December 31, 2017.

b.	Fair value measurements using significant unobservable input (Level 3)

The following table presents the change in derivative financial liabilities measured at Level 3 for the six and three months ended June 30,  2018 and 2017:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017
	U.S. dollars in thousands
Balance at beginning of the period	398	4,873	448	6,155
Exercise of derivative into shares	—	—	—	(20)
Fair value adjustments recognized in profit or loss	1,667	(2,251)	1,617	(3,513)
Balance at end of the period	2,065	2,622	2,065	2,622

The fair value of the above-mentioned derivative financial liabilities that are not traded in an active market is determined by using valuation techniques. The Company uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions at the end of each reporting period.

The fair value of the above-mentioned derivative financial liabilities is computed using the Black-Scholes option pricing model. The fair value of the derivative financial liabilities as of June 30,  2018 is based on the price of an ordinary share on June 30,  2018 and on the following key parameters: risk-free interest rate of 2.42% and an average standard deviation of 52.54% . The fair value of the derivative financial liabilities as of December 31, 2017, was based on the price of an ordinary share on December 31, 2017 and on the following key parameters: risk-free interest rate of 1.89% and an average standard deviation of 48.59%.

c. The carrying amount of cash equivalents, current and non-current bank deposits, receivables, account payables and accrued expenses approximate their fair value due to their short-term characteristics.